Schedule of Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.27%	5.25%
Rate of compensation increase	2.51%	3.49%
Discount rate	5.25%	5.50%	6.25%
Rate of compensation increase	3.49%	3.98%	3.98%
Expected return on plan assets	7.96%	7.98%	7.98%
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.64%	4.87%
Healthcare cost increase	7.57%	7.51%
Prescription drug cost increase	8.01%	8.00%
Discount rate	4.87%	5.75%	6.26%
Healthcare cost increase	7.51%	7.76%	7.99%
Prescription drug cost increase	8.00%	8.99%	9.47%